Consolidated Statement of Cash Flows U(naudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Net income (loss)	$ (2,093,518)	$ 229,421	$ 1,878,804	$ (5,073,755)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	359,142	146,624	1,044,553	351,069
Amortization of debt discount		124,946	356,306	989,601
Stock-based compensation expense	4,115,068	80,278	2,490,535	1,895,219
Bad debt	20,632
Provision for doubtful accounts receivable			172,135	35,459
Inventory valuation reserve			429,126	153,397
Noncash operating lease expense			15,375
Other			(66,536)
(Increase) decrease in:
Accounts receivable	(140,723)	(215,309)	(3,764,947)	(244,288)
Inventory	(4,960,155)	(4,050,616)	(10,482,014)	(792,575)
Prepaid expenses and other assets	(1,823,464)	(619,382)	(2,061,701)	(182,616)
Increase (decrease) in:
Accounts payable and accrued liabilities	3,173,752	1,205,744	4,165,188	514,154
Operating leases	121,636	27,297
Payroll and payroll tax liabilities	706,893	315,133	154,471	270,878
Customer deposits	1,050,684	181,544	1,987,747	423,688
Sales tax payable	221,725	112,751	341,698	118,738
Net cash provided by (used in) operating activities	751,672	(2,461,569)	(3,339,260)	(1,541,031)
Cash Flows from Investing Activities:
Assets acquired in business combinations	(1,750,000)	(4,984,075)	(9,458,743)	(5,680,409)
Purchase of furniture and equipment	(652,187)	(430,148)	(2,232,812)	(625,379)
Purchase of goodwill and other intangibles	(359,209)	(105,500)	(119,125)	(61,523)
Net cash used in investing activities	(2,761,396)	(5,519,723)	(11,810,680)	(6,367,311)
Cash Flows from Financing Activities:
Principal payments on long term debt	(38,614)	(99,560)	(460,129)	(454,979)
Proceeds from the sales of common stock and exercise of warrants and options, net of expenses	510,119	1,725	13,949,532	12,875,272
Proceeds from issuance of convertible debt, net of expenses				8,912,765
Net cash provided by (used in) financing activities	471,505	(97,835)	13,489,403	21,333,058
Net decrease in cash	(1,538,219)	(8,079,128)	(1,660,537)	13,424,716
Cash at the beginning of period	12,979,444	14,639,981	14,639,981	1,215,265
Cash at the end of period	11,441,225	6,560,853	12,979,444	14,639,981
Supplemental disclosures of non-cash financing activities:
Common stock and warrants issued for prepaid services			96,000	45,000
Common stock issued for accrued payroll liability			210,200
Debt converted to Equity			2,310,832	3,621,931
Assets acquired by issuance of stock			3,625,380	5,305,150
Warrants issued for debt discount				4,239,000
Acquisition of vehicles with debt financing				56,174
Interest paid during the period			45,191	23,565
Acquisition of assets with seller financing				$ 1,087,000
Cash paid for interest	7,181	18,833
Common stock issued for accrued payroll		210,200
Common stock issued for prepaid services		96,000
Assets acquired by issuance of common stock	1,203,324	998,751
Right to use assets acquired under operating leases	$ 192,614	$ 1,791,307